Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
10. Cash and cash equivalents

	December 31, 2025	December 31, 2024
	$	$
USD - U.S. dollar	19,191,738	28,271,247
GBP - Sterling	226,857	194,644
EUR - Euro	2,911	4,599
AUD - Australian dollar	373,330	768,699
ZAR - South African Rand	398	1,932
TZS - Tanzania Shilling	347,837	42,821
CAD - Canadian dollar	1,179	-
Total cash and cash equivalents	20,144,250	29,283,942

Made up of:
Cash at banks and on hand	20,144,250	24,283,942
Short-term deposits	-	5,000,000
Total cash and cash equivalents	20,144,250	29,283,942
As at December 31, 2025 total cash includes $6.57 million (2024: $nil) in KNL and its subsidiaries and is available only for the development of the Kabanga Nickel Project under the terms of the senior secured bridge loan facility. Included in this cash is an amount of $149,694 (2024: $nil) held in escrow and restricted for compensation payments to Projected Affected Persons in connection with the Kabanga Nickel Project.